Fair Value (Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities) (Detail) ¥ in Millions		Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 2,756,062	¥ 2,703,021
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		26,000	32,000
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			716,000
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		503,000	1,530,000
Derivative Financial Instruments | Other contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		0
Derivative Financial Instruments | Interest rate contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		22,000	8,000
Derivative Financial Instruments | Foreign exchange contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		32,000	23,000
Derivative Financial Instruments | Equity-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(14,000)	(21,000)
Derivative Financial Instruments | Credit-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		1,000	2,000
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 794,000	¥ 713,000
Minimum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0	2
Minimum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	6	10
Minimum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0	0
Minimum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0	1
Minimum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0	0
Minimum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0	0
Minimum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		100	100
Minimum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	10	10
Minimum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		30	28
Minimum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	35	45
Minimum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			5
Minimum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	4	4
Minimum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	23	35
Minimum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	23	49
Minimum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	11	23
Minimum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	11	23
Minimum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	41	43
Minimum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	41	43
Minimum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	25	25
Minimum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	25	25
Minimum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	(17)	33
Minimum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	13	8
Minimum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	9	8
Minimum | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	43	40
Minimum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	19	17
Minimum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	3	0
Minimum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	3	0
Minimum | Measurement Input Commodity Volatility [Member] | Derivative Financial Instruments | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0	0
Maximum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		18	17
Maximum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	24	18
Maximum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0	0.01
Maximum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	60	24
Maximum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	8	5
Maximum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	8	5
Maximum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		100	1
Maximum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	40	68
Maximum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		167	170
Maximum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	103	143
Maximum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			210
Maximum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	447	507
Maximum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	100	100
Maximum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100	100
Maximum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	52	50
Maximum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	52	50
Maximum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	65	65
Maximum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	65	65
Maximum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	25	25
Maximum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	25	25
Maximum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	17	50
Maximum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	121	71
Maximum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	121	71
Maximum | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	100	100
Maximum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100	100
Maximum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	100	100
Maximum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100	100
Maximum | Measurement Input Commodity Volatility [Member] | Derivative Financial Instruments | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	89	63
Weighted Average | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	6	7
Weighted Average | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	24	18
Weighted Average | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	0	0
Weighted Average | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	1	2
Weighted Average | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	1	1
Weighted Average | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	1	1
Weighted Average | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	100	100
Weighted Average | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	39	66
Weighted Average | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]	53	51
Weighted Average | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	47	115
Weighted Average | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]		22
Weighted Average | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3],[4]	340	284
Weighted Average | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	75	76
Weighted Average | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	75	78
Weighted Average | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	31	30
Weighted Average | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	39	36
Weighted Average | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	53	54
Weighted Average | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	53	54
Weighted Average | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	25	25
Weighted Average | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	25	25
Weighted Average | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0	0
Weighted Average | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	47	41
Weighted Average | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	34	29
Weighted Average | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	66	66
Weighted Average | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	64	68
Weighted Average | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	90	88
Weighted Average | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	90	88
Weighted Average | Measurement Input Commodity Volatility [Member] | Derivative Financial Instruments | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	55	33

[1]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[2]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[3]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[4]	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.